Share-based Payments - Additional Information (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2018 AUD ($) yr	Jun. 30, 2017 AUD ($) yr	Jun. 30, 2016 AUD ($) yr
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average remaining life of options | yr	3.833	2.833	2.583
Expenses arising from share-based payment transactions recognized during the period | $	$ 434	$ 386	$ 1,746